Derivative Instruments (Derivatives Designated As Hedging Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivatives	$ 4,649	$ 2,243
Other Liabilities | Interest Rate Swap
Derivative [Line Items]
Derivatives	677	2,243
Other Liabilities | Interest Rate Lock Commitments
Derivative [Line Items]
Derivatives	$ 3,972	$ 0